Loans Receivable, Net (Schedule of Allowance for Loan Losses) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	$ 8,356,231	$ 8,275,133	$ 8,357,496
Provision For Loan Losses	300,000	500,000	0
Charge-Offs	(830,572)	(963,263)	(1,516,468)
Recoveries	395,959	544,361	1,434,105
Ending Balance	8,221,618	8,356,231	8,275,133
Residential Real Estate
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	1,360,346	1,323,183	1,392,065
Provision For Loan Losses	82,909	223,232	53,694
Charge-Offs	(211,780)	(197,381)	(216,525)
Recoveries	2,368	11,312	93,949
Ending Balance	1,233,843	1,360,346	1,323,183
Consumer
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	996,620	1,063,153	886,716
Provision For Loan Losses	257,180	88,466	549,462
Charge-Offs	(184,161)	(241,738)	(527,055)
Recoveries	75,176	86,739	154,030
Ending Balance	1,144,815	996,620	1,063,153
Commercial Business
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	882,999	773,948	159,353
Provision For Loan Losses	261,599	247,320	617,658
Charge-Offs	(133,371)	(150,000)	(10,947)
Recoveries	0	11,731	7,884
Ending Balance	1,011,227	882,999	773,948
Commercial Real Estate 1 [Member]
Allowance for Doubtful Accounts Receivable [Roll Forward]
Beginning Balance	5,116,266	5,114,849	5,919,362
Provision For Loan Losses	(301,688)	(59,018)	(1,220,814)
Charge-Offs	(301,260)	(374,144)	(761,941)
Recoveries	318,415	434,579	1,178,242
Ending Balance	$ 4,831,733	$ 5,116,266	$ 5,114,849